Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y unit	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Number of reporting units	2
Finite-lived intangible asset, gross carrying amount	$ 26,500,000,000	$ 25,700,000,000
Increase in goodwill	800,000,000
Goodwill related to the acquisition of UAM Medicare Part D Business	1,000,000,000
Goodwill associated with TheraCom business held for sale	200,000,000
Finite-lived intangible assets weighted average useful life (in years)	13.3
Amortization expense related to finite-lived intangible assets	452,000,000	427,000,000	430,000,000
Anticipated annual amortization expenses
Anticipated annual amortization expenses, 2012	456,000,000
Anticipated annual amortization expenses, 2013	433,000,000
Anticipated annual amortization expenses, 2014	400,000,000
Anticipated annual amortization expenses, 2015	372,000,000
Anticipated annual amortization expenses, 2016	344,000,000
Intangible assets, gross carrying amount	12,594,000,000	12,063,000,000
Finite-lived intangible asset, accumulated amortization	(2,725,000,000)	(2,279,000,000)
Intangible assets, net carrying amount	9,869,000,000	9,784,000,000
Customer contracts and relationships and covenants not to compete
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	12.8
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	5,427,000,000	4,903,000,000
Finite-lived intangible asset, accumulated amortization	(2,386,000,000)	(1,982,000,000)
Intangible assets, net carrying amount	3,041,000,000	2,921,000,000
Favorable leases and other
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	16.4
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	769,000,000	762,000,000
Finite-lived intangible asset, accumulated amortization	(339,000,000)	(297,000,000)
Intangible assets, net carrying amount	430,000,000	465,000,000
Trademarks (indefinitely-lived)
Anticipated annual amortization expenses
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Intangible assets, net carrying amount	$ 6,398,000,000	$ 6,398,000,000